LEASES - Future minimum lease payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Future minimum lease payments for operating leases
December 31, 2022	$ 115,706
December 31, 2023	115,706
Total minimum payments	231,412
Less: imputed interest	(7,285)
Total operating lease liabilities	$ 224,127	$ 263,615